TAXES ON INCOME	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.         Corporate tax rates:

The Israeli corporate income tax rate was 24% in 2017, 25% in 2016 and 26.5% in 2015.

In January 2016, the Law for Amending the Income Tax Ordinance (No. 216) (Reduction of Corporate Tax Rate), 2016 was approved, which includes a reduction of the corporate tax rate from 26.5% to 25%, effective from January 1, 2016.

In December 2016, a further reduction in the corporate tax rate to 24% effective January 2017 and to 23% effective January 1, 2018 and thereafter was enacted.

b.         Foreign Exchange Regulations:

Commencing in taxable year 2012, the Company has elected to measure its taxable income and file its tax return under the Israeli Income Tax Regulations (Principles Regarding the Management of Books of Account of Foreign Invested Companies and Certain Partnerships and the Determination of Their Taxable Income) 1986 ("Foreign Exchange Regulations"). Under the Foreign Exchange Regulations, an Israeli company must calculate its tax liability in U.S. Dollars according to certain rules. The tax liability, as calculated in U.S. Dollars is translated into NIS according to the exchange rate as of December 31st of each year.

c.	Tax benefits under Israel's law for the Encouragement of Capital Investments, 1959 ("the Law"):

In 1998, the production facilities of the Company related to its computational technologies were granted the status of an "Approved Enterprise" under the Law. In 2004, an expansion program was granted the status of "Approved Enterprise". According to the provisions of the Law, the Company has elected the alternative track of benefits and has waived Government grants in return for tax benefits. The period of tax benefits, detailed above, is limited to the earlier of 12 years from the commencement of production, or 14 years from the approval date.

According to the provisions of the Law under the alternative track, the Company's income may be tax-exempt for a period of two years commencing with the year it first earns taxable income, and subject to corporate taxes at the reduced rate of 10% to 25%, for an additional period of five to eight years depending upon the level of foreign ownership of the Company.

The Law was significantly amended effective April 1, 2005 ("the  2005 - Amendment"). The 2005 - Amendment includes revisions to the criteria for investments qualified to receive tax benefits as a Beneficiary Enterprise and among other things, simplifies the approval process. The Amendment applies to new investment programs. Therefore, investment programs commencing after December 31, 2004, do not affect the approved programs of the Company.

In addition, the Law provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Law as they were on the date of such approval. Therefore, the Company's existing Approved Enterprise will generally not be subject to the provisions of the 2005 - Amendment. The Company elected 2006 and 2009 as "year of election" under the 2005 - Amendment.

The entitlement to the above benefits is contingent upon the fulfillment of the conditions stipulated in the Law, regulations published thereunder and the criteria set forth in the specific letters of approval. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, including interest and linked to changes in the Israeli CPI. As of December 31, 2017, management believes that the Company meets the aforementioned conditions.

If the Company pays a dividend out of exempt income derived from the Approved and Beneficiary Enterprise, it will be subject to corporate tax in respect of the gross amount distributed, including any taxes thereon, at the rate which would have been applicable had it not enjoyed the alternative benefits, generally 10%-25%, depending on the percentage of the Company's Ordinary shares held by foreign shareholders. The dividend recipient is subject to withholding tax at the rate of 15% applicable to dividends from approved enterprises, if the dividend is distributed during the tax exemption period or within twelve years thereafter. The Company currently has no plans to distribute dividends and intends to retain future earnings to finance the development of its business.

As of December 31, 2017, there is no income earned by the Company Israel’s “Approved Enterprises” and “Beneficiary Enterprise”.

Income from sources other than the "Approved and Beneficiary Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

As of January 1, 2011, new legislation amending the Law came into effect (the "2011 Amendment"). The 2011 Amendment introduced a new status of "Preferred Company" and "Preferred Enterprise", replacing the then existing status of "Beneficiary Company" and "Beneficiary Enterprise". Similarly to "Beneficiary Company", a Preferred Company is an industrial company owning a Preferred Enterprise which meets certain conditions (including a minimum threshold of 25% export). However, under this legislation the requirement for a minimum investment in productive assets was cancelled.

Under the 2011 Amendment, a uniform corporate tax rate will apply to all qualifying income of the Preferred Company, as opposed to the former law, which was limited to income from the Approved Enterprises and Beneficiary Enterprise during the benefits period. The uniform corporate tax rate was 9% in areas in Israel designated as Development Zone A and 16% elsewhere in Israel during 2016 and 2017.

A dividend distributed from income which is attributed to a Preferred Enterprise/Special Preferred Enterprise will be subject to withholding tax at source at the following rates: (i) Israeli resident corporation – 0%, (ii) Israeli resident individual – 20% as of 2014 and thereafter (iii) non-Israeli resident - 20% as of 2014 and thereafter subject to a reduced tax rate under the provisions of an applicable double tax treaty.

In December 2016, the Economic Efficiency Law (Legislative Amendments for Applying the Economic Policy for the 2017 and 2018 Budget Years), 2016 which includes Amendment 73 to the Law for the Encouragement of Capital Investments ("the 2016 - Amendment") was published. According to the 2016 - Amendment, a preferred enterprise located in development area A will be subject to a tax rate of 7.5% instead of 9% effective from January 1, 2017 and thereafter (the tax rate applicable to preferred enterprises located in other areas remains at 16%).

The December 2016 amendment also prescribes special tax tracks for technological enterprises, the new tax tracks under the amendment are as follows:

Technological preferred enterprise - an enterprise whose total consolidated revenues (parent company and all subsidiaries) is less than NIS 10 billion. A technological preferred enterprise, as defined in the Law, which is located in the center of Israel will be subject to tax at a rate of 12% on profits deriving from intellectual property (in development area A - a tax rate of 7.5%).

Special technological preferred enterprise - an enterprise whose total consolidated revenues (parent company and all subsidiaries) exceeds NIS 10 billion. Such enterprise will be subject to tax at a rate of 6% on profits deriving from intellectual property, regardless of the enterprise’s geographical location.

Under the transition provisions of the 2016 Amendment, the Company may decide to irrevocably implement the new law while waiving benefits provided under the current law or to remain subject to the current law.

d.	Tax benefits under the law for the Encouragement of Industry (Taxes), 1969 (the "Encouragement Law"):

The Encouragement Law, provides several tax benefits for industrial companies. An industrial company is defined as a company resident in Israel, at least 90% of the income of which in a given tax year exclusive of income from specified Government loans, capital gains, interest and dividends, is derived from an industrial enterprise owned by it. An industrial enterprise is defined as an enterprise whose major activity in a given tax year is industrial production activity.

Management believes that the Company is currently qualified as an "industrial company" under the Encouragement Law and as such, enjoys tax benefits, including: (1) deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period; (2) the right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial companies and an industrial holding company; (3) accelerated depreciation rates on equipment and buildings; and (4) expenses related to a public offering on the Tel-Aviv Stock Exchange and on recognized stock markets outside of Israel, are deductible in equal amounts over three years.

Eligibility for benefits under the Encouragement Law is not subject to receipt of prior approval from any governmental authority. No assurance can be given that the Israeli tax authorities will agree that the Company qualifies, or, if the Company qualifies, then the Company will continue to qualify as an industrial company or that the benefits described above will be available to the Company in the future.

e.	Pre-tax income (loss) is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Domestic	$(17,539)	$(7,033)	$(16,898)
Foreign	1,031	1,243	412

	$(16,508)	$(5,790)	$(16,486)

f.	A reconciliation of the theoretical tax expenses, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expenses is as follows:

	Year ended December 31,
	2017	2016	2015

Loss before taxes on income	$(16,508)	$(5,790)	$(16,486)

Theoretical tax income computed at the Israeli statutory tax rate (24%, 25% and 26.5% for the years 2017, 2016 and 2015, respectively)	$(3,962)	$(1,448)	$(4,369)

Changes in valuation allowance	8,946	(469)	3,716
Increase (decrease) in losses and temporary differences due to change in Israeli corporate and “Approved Enterprise" tax	(5,376)	(216)	679
Write off of prepaid and withholding taxes	909	1,759	1,150
Foreign tax rates differences related to subsidiaries	(48)	576	103
Non-deductible expenses and other	684	567	181
Non-deductible share-based compensation expense	411	1,435	1,896

Actual tax expense	$1,564	$2,204	$3,356

g.	Income tax expense is comprised as follows:

	Year ended December 31,
	2017	2016	2015

Current taxes	$689	$211	$146
Deferred taxes (benefit)	(34)	234	2,060
Write off of prepaid and withholding taxes	909	1,759	1,150

	$1,564	$2,204	$3,356

h.         Net operating losses carry forward:

The Company has accumulated net operating losses for tax purposes as of December 31, 2017, in the amount of approximately $ 52,966, which may be carried forward and offset against taxable income in the future for an indefinite period. In December 2014, the Israeli Tax Authorities approved a final tax ruling with respect to the Company’s acquisition of Oversi. According to the ruling, the net operating losses may be offset against taxable income annually with a limitation of up to 14% of the total accumulated losses but no more than 50% of the Company's taxable income. As of December 31, 2017, the Company recorded a full valuation allowance with respect to its deferred tax assets in Allot Communications Ltd. and wrote-off prepaid and withholding taxes of $ 2,668 as the Company does not expect to utilize these tax assets in the near future. In addition, the Company has accumulated capital losses for tax purposes as of December 31, 2017, of approximately $ 27,300, which may be carried forward and offset against taxable capital gains in the future for an indefinite period, but are limited as stated above with regard to the Oversi merger. Management currently believes that since the Company has a history of losses, and uncertainty with respect to future taxable income, it is more likely than not that the deferred tax assets regarding the loss carry forwards will not be utilized in the foreseeable future. Thus, a valuation allowance was provided to reduce deferred tax assets to their realizable value.

The U.S. subsidiary has accumulated losses for U.S. federal income tax return purposes of approximately $ 5,910 and $ 5,285 for state taxes. The federal accumulated losses for tax purposes expire between 2026 and 2032. The state accumulated losses for tax purposes began to expire in 2014. As of December 31, 2017, the Company recorded a valuation allowance with respect to its deferred tax assets in the US Subsidiary.

Such losses are subject to limitations of Internal Revenue Code, Section 382, which in general provides that utilization of net operating losses is subject to an annual limitation if an ownership change results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period.  The annual limitations may result in the expiration of losses before utilization.

In December 2107 the U.S. Tax Cuts and Jobs Act of 2017 was signed into law. This legislation makes significant changes to the U.S. Internal Revenue Code. Such changes include a reduction in the corporate tax rate, changes in U.S. international taxation and limitations on certain corporate deductions and credits, among other changes. The deferred tax asset at December 31, 2017 reflects the impact of the US Tax reform.

i.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred income taxes are as follows:

	December 31,
	2017	2016
Deferred tax assets:
Operating and capital loss carryforwards	$20,102	$12,900
Reserves and allowances	3,800	2,022

Deferred tax asset before valuation allowance	23,902	14,922
Valuation allowance	(23,601)	(14,655)
Net deferred tax asset	301	267

Deferred tax liability	-	-
Net deferred tax asset	$301	$267

j.
As of December 31, 2017, the Company recorded a provision in respect of ASC 740-10 in the amount of $ 245. The accrued interest and penalties related to the provision in income taxes is immaterial. As of December 31, 2016, the provision was immaterial.

The Company conducts business globally and, as a result, the Company or one or more of its subsidiaries file income tax returns in the U.S. federal jurisdiction and various states and foreign jurisdictions. In the normal course of business, the Company is subject to examination by taxing authorities throughout the world, including such major jurisdictions as Israel, France, and the United States. With a few exceptions, the Company is no longer subject to Israeli tax assessment through the year 2012 and the European and U.S. subsidiaries have final tax assessments through 2013. The Company is currently under audit by the Israeli Tax Authorities for the years 2013 – 2016.